Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Asset Held-for-sale

(In US$ millions)	As at December 31, 2017	As at December 31, 2016
Opening balance at the beginning of the period	128	128
West Rigel newbuild investment, classified as held for sale	—	—
Loss on disposal	(2)	—
Non-current assets held for sale	126	128